Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Neovasc Inc.
Document Registration Statement	false
Document Annual Report	true
Entity Incorporation, State or Country Code	CA
Entity Central Index Key	0001399708
Document Type	40-F
Document Period End Date	Dec. 31, 2020
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares, No Par Value
Trading Symbol	NVCN
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	28,928,916
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY